Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Parenthetical) (Details)		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.85%	100.00%	0.15%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		49.00%